FINANCIAL INSTRUMENTS (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) charter Customer	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Derivative
Debt Issuance Costs, Net			$ 17,140	$ 13,676
Unrealized gain (loss) on qualifying cash flow hedging instruments			(5,053)	(9,725)	$ (2,086)
Effective portion gain/ (loss) reclassified from Accumulated Other Comprehensive Loss	[1]		409	(2,533)	1,339
Net foreign exchange gain (loss)			900	500	700
Foreign exchange gain on capital lease obligations and related restricted cash			945	492	$ 677
Restricted cash			162,415	193,273
Credit risk valuation adjustment			$ (200)	$ (1,300)
Number of customers accounting for all of revenues | Customer			9
BC Group plc
Derivative
Number of charters | charter			1
Pertamina
Derivative
Number of charters | charter			1
Pertamina | Revenue, Gross | Customer Concentration Risk
Derivative
Concentration risk (percentage)			9.00%	9.00%	10.00%
DUSUP
Derivative
Number of charters | charter			1
DUSUP | Revenue, Gross | Customer Concentration Risk
Derivative
Concentration risk (percentage)			11.00%	10.00%	12.00%
Petrobras
Derivative
Number of charters | charter			2
Petrobras | Revenue, Gross | Customer Concentration Risk
Derivative
Concentration risk (percentage)			23.00%	23.00%	25.00%
PTNR
Derivative
Number of charters | charter			1
Eni S.p.A.
Derivative
Number of charters | charter			1
KNPC
Derivative
Number of charters | charter			1
KNPC | Revenue, Gross | Customer Concentration Risk
Derivative
Concentration risk (percentage)			11.00%	11.00%	11.00%
Hashemite Kingdom of Jordan
Derivative
Number of charters | charter			1
Golar LNG Limited
Derivative
Number of charters | charter			1
Cross Currency Interest Rate Swap
Derivative
Restricted cash			$ 32,410	$ 36,798
Interest Rate Swap
Derivative
Derivative, Notional Amount, Expired				345,000
Notional amount			1,131,746	863,184
Interest Rate Swap | Designated as Hedging Instrument | Cash Flow Hedging
Derivative
Unrealized gain (loss) on qualifying cash flow hedging instruments			100	600
Cross Currency Interest Rate Swap
Derivative
Unrealized Gain (Loss) on Cash Flow Hedging Instruments			1,100	1,900
Cross Currency Interest Rate Swap | Designated as Hedging Instrument | Cash Flow Hedging
Derivative
Unrealized gain (loss) on qualifying cash flow hedging instruments			$ (5,000)	$ (9,100)
Scenario, Forecast | Cross Currency Interest Rate Swap
Derivative
Effective portion gain/ (loss) reclassified from Accumulated Other Comprehensive Loss		$ 5,000

[1]	Amounts reclassified from accumulated other comprehensive income (loss) to ‘Other financial items, net’ on the consolidated statements of operations relate to gains (losses) on cash flow hedges in respect of interest rate swaps.